Investments in and advances to Equity Accounted Investments - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 27, 2017	May 31, 2017	Jan. 31, 2017	Aug. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Ownership percentage					100.00%
Proceeds from issuance of common stock, net of offering costs (in shares)			2,155,172
Equity income (loss)					$ 1,220	$ (25,370)	$ 7,680
TIL
Schedule of Equity Method Investments [Line Items]
Ownership percentage		11.30%
Teekay Tanker Operations Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of voting interests acquired		50.00%
Minimum
Schedule of Equity Method Investments [Line Items]
Ownership percentage					11.30%
Maximum
Schedule of Equity Method Investments [Line Items]
Ownership percentage					50.00%
Entities Under Common Control | Teekay Tanker Operations Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of voting interests acquired				50.00%
Teekay Tanker Operations Ltd | Entities Under Common Control
Schedule of Equity Method Investments [Line Items]
Percentage of voting interests acquired		50.00%
Teekay Tanker Operations Ltd | Entities Under Common Control | Teekay Corporation
Schedule of Equity Method Investments [Line Items]
Purchase price of acquisition		$ 39,000		$ 23,700
Percentage of voting interests acquired				50.00%		50.00%
Working Capital | Teekay Tanker Operations Ltd | Entities Under Common Control
Schedule of Equity Method Investments [Line Items]
Purchase price of acquisition				$ 6,700
Working Capital | Teekay Tanker Operations Ltd | Entities Under Common Control | Teekay Corporation
Schedule of Equity Method Investments [Line Items]
Purchase price of acquisition		$ 13,100
Class B | Teekay Tanker Operations Ltd | Entities Under Common Control | Teekay Corporation
Schedule of Equity Method Investments [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares)		13,800,000
TIL
Schedule of Equity Method Investments [Line Items]
Net write-down	$ 26,700